Accounting Policies - Prior Period Adjustments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Unaudited Consolidated Statements of Operations
Equity in net losses of affiliates	$ (561)	$ (391)
Net loss from discontinued operations	568,047	(180,469)
Consolidated Balance Sheet
Investments in affiliates	50,573		$ 44,385	[1]
Assets held for sale	0		267,766	[1]
Net cash provided by operating activities
Equity in net losses of affiliates	561	391
Net (income)/loss from discontinued operations		180,469
Net cash (used in)/provided by investing activities
Additions to investments in affiliates		(8,316)
Dividends received		0
Short-term loan advanced to related parties		0
Proceeds from repayment of short-term loan advanced to related parties		0
Results from discontinued operations
Net cash (used in)/provided by investing activities
Additions to investments in affiliates	0	(2,410)
Dividends received	460	10,124
Short-term loan advanced to related parties	0	(40,000)
Proceeds from repayment of short-term loan advanced to related parties	$ 0	40,000
As previously reported
Unaudited Consolidated Statements of Operations
Equity in net losses of affiliates		(180,860)
Net loss from discontinued operations		0
Consolidated Balance Sheet
Investments in affiliates			312,151
Assets held for sale			0
Net cash provided by operating activities
Equity in net losses of affiliates		180,860
Net (income)/loss from discontinued operations		0
Net cash (used in)/provided by investing activities
Additions to investments in affiliates		(10,726)
Dividends received		10,124
Short-term loan advanced to related parties		(40,000)
Proceeds from repayment of short-term loan advanced to related parties		40,000
As previously reported | Results from discontinued operations
Net cash (used in)/provided by investing activities
Additions to investments in affiliates		0
Dividends received		0
Short-term loan advanced to related parties		0
Proceeds from repayment of short-term loan advanced to related parties		0
Adjustments Increase/ (Decrease)
Unaudited Consolidated Statements of Operations
Equity in net losses of affiliates		180,469
Net loss from discontinued operations		(180,469)
Consolidated Balance Sheet
Investments in affiliates			(267,766)
Assets held for sale			$ 267,766
Net cash provided by operating activities
Equity in net losses of affiliates		(180,469)
Net (income)/loss from discontinued operations		180,469
Net cash (used in)/provided by investing activities
Additions to investments in affiliates		2,410
Dividends received		(10,124)
Short-term loan advanced to related parties		40,000
Proceeds from repayment of short-term loan advanced to related parties		(40,000)
Adjustments Increase/ (Decrease) | Results from discontinued operations
Net cash (used in)/provided by investing activities
Additions to investments in affiliates		(2,410)
Dividends received		10,124
Short-term loan advanced to related parties		(40,000)
Proceeds from repayment of short-term loan advanced to related parties		$ 40,000

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).